Fair Value - Information about Significant Unobservable Inputs (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives [member] | Level III [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Investments for account of policyholders	€ 3	€ 4